CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income of year		$ 148,108,419	$ 140,081,887	$ 140,525,590
Other income and expenses charged or credited againts equity
Cash flow hedges before tax	[1]	(5,661)	84,962	80,693
Exchange differences on translation	[1]	(34,786,480)	(27,280,176)	(29,678,944)
Gains (losses) from defined benefit plans before tax		19,669	(2,355,384)	(939,433)
Income tax relating to cash flow hedges	[1]	728	(20,648)	(17,563)
Income tax relating to defined benefit plans		(47,228)	659,198	314,541
Total other comprehensive income and expense		(34,818,972)	(28,912,048)	(30,240,706)
Total Comprehensive income (expense)		113,289,447	111,169,839	110,284,884
Comprehensive income (expense) attributable to:
Equity holders of the parent	[2]	96,580,893	91,752,250	92,606,720
Non-controlling interests		16,708,554	19,417,589	17,678,164
Total Comprehensive income (expense)		$ 113,289,447	$ 111,169,839	$ 110,284,884

[1]	These items will be reclassified to Consolidated Statement of Income once they are settled.
[2]	Corresponds to the income for the year if no income or expenses have been recorded directly against shareholder's equity.